Notes to the Balance Sheet - Summary of Other Financial Assets - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Money Market Funds
Investments [Line Items]
Net gain from disposal of available-for-sale financial assets	€ 0.2	€ 0.6
FVTPL
Investments [Line Items]
thereof Financial Asset from Escrow Account	€ 0.0		€ 0.8